Subsequent events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Proposed share repurchase programme
On Thursday, 23 July 2026, the shareholders of AngloGold Ashanti plc approved the proposed share repurchase programme of its ordinary shares up to a value of US$2.0bn.